SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of components of project assets held for sale

	December 31,	December 31,
	2012	2013
	$	$
Project assets — Module cost	9,524,845	43,725,858
Project assets — Development	8,344,913	15,185,471
Project assets — Others	13,488,680	20,490,096
Total project assets	31,358,438	79,401,425

Current portion	7,960,441	73,304,654
Noncurrent portion, net of impairment loss	23,397,997	6,096,771

Schedule of interest costs incurred
	Year ended December 31,
	2011	2012	2013
	$	$	$
Total interest incurred	37,459,515	51,886,930	48,444,855
Less: Interest capitalized	2,438,575	—	—
Interest expenses	35,020,940	51,886,930	48,444,855

Schedule of estimated useful lives of assets
Years

Buildings	10–25
Plant and machinery	5–10
Motor vehicles	3–5
Electronic equipment, furniture and fixtures	3–5

Schedule of cash and cash equivalents and restricted cash held in major financial institutions

As of December 31, 2013, 97% of the Company’s cash and cash equivalents and restricted cash were held in major financial institutions located in PRC, European, USA and Asian Pacific financial institutions and amounted to $542,381,806 in total which were denominated in the following currencies:

	USD	RMB	EUR	GBP	AUD
	(million)	(million)	(million)	(million)	(million)
In PRC	216	939	33	—	1
In European Union	12	—	31	10	4
In USA	33	—	—	—	—
In Asian Pacific	16	1	—	—	1
Total in original currency	277	940	64	10	6

US$ equivalent	277	154	89	16	6

Schedule of computation of basic and diluted loss from operations per share

	Year ended December 31,
	2011	2012	2013
	$	$	$
Net loss attributable to Trina Solar Limited shareholders — basic	(37,820,093)	(266,555,392)	(72,025,935)

Net loss attributable to Trina Solar Limited shareholders — diluted	(37,820,093)	(266,555,392)	(72,025,935)

Weighted average number of ordinary shares outstanding — basic	3,521,182,416	3,534,829,694	3,553,552,756

Weighted average number of ordinary shares outstanding — diluted	3,521,182,416	3,534,829,694	3,553,552,756

Loss per ordinary share from operations — basic	(0.01)	(0.08)	(0.02)

Loss per ordinary share from operations — diluted	(0.01)	(0.08)	(0.02)

Schedule of securities that were excluded from computation of diluted loss per share as inclusion would have been anti-dilutive

	Year ended December 31,
	2011	2012	2013

Non-vested restricted shares	47,183,592	40,464,927	38,183,882
Share options	57,839,459	99,161,181	129,085,735
Convertible senior notes	377,083,332	246,700,118	—

Total	482,106,383	386,326,226	167,269,617